Financial Instruments - Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ (44)	£ (2)	£ (161)
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(38)	£ (7)	£ (169)
Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1,259
2019
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(20)
2019 | Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(14)
2019 | Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	481
2020
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(13)
2020 | Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(13)
2020 | Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	486
2021
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(10)
2021 | Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(10)
2021 | Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	228
2022
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(1)
2022 | Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	(1)
2022 | Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ 64